PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Accrued liabilities	R$ 1,377,702	R$ 1,342,870
Judicial deposits	632,950	491,882
Accrued liabilities current	132,112	36,000
Accrued liabilities non current	1,245,590	1,306,870
Judicial deposits non current	632,950	491,882
Tax [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	130,755	154,626
Judicial deposits	176,086	153,715
Social Security [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	1,546	1,609
Judicial deposits		4
Labor [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	387,612	366,645
Judicial deposits	294,233	288,389
Civil [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	815,180	778,796
Judicial deposits	134,609	24,880
Environmental [Member]
IfrsStatementLineItems [Line Items]
Accrued liabilities	42,609	41,194
Judicial deposits	3,723	3,340
Deposit Of A Guarantee [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 24,299	R$ 21,554